Other information about investments - Principal joint ventures, joint operations and associates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ADNOC Global Trading Ltd
Disclosure of detailed information about investments
Company name	ADNOC Global Trading Ltd
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Business segment	Refining & Marketing
% ownership interest	20.00%
Eni's % of the investment	20.00%
Abu Dhabi Oil Refining Co (Takreer)
Disclosure of detailed information about investments
Company name	Abu Dhabi Oil Refining Company (Takreer)
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Business segment	Refining & Marketing
% ownership interest	20.00%
Eni's % of the investment	20.00%	20.00%
Angola LNG Ltd
Disclosure of detailed information about investments
Eni's % of the investment		13.60%
Coral FLNG SA
Disclosure of detailed information about investments
Company name	Coral FLNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	25.00%
Eni's % of the investment	25.00%	25.00%
Novamont SpA
Disclosure of detailed information about investments
Company name	Novamont SpA
Registered office	Novara (Italy)
Country of operation	Italy
Business segment	Chemical
% ownership interest	35.00%
Eni's % of the investment	35.00%
Qatar Liquefied Gas Company Limited (9)
Disclosure of detailed information about investments
Company name	Qatar Liquefied Gas Company Limited (9)
Registered office	Doha (Qatar)
Country of operation	Qatar
Business segment	Exploration & Production
% ownership interest	25.00%
Eni's % of the investment	25.00%
Var Energi ASA
Disclosure of detailed information about investments
Company name	Vår Energi ASA
Registered office	Sandnes (Norway)
Country of operation	Norway
Business segment	Exploration & Production
% ownership interest	63.08%
Eni's % of the investment	63.08%
Damietta LNG (DLNG) SAE
Disclosure of detailed information about investments
Company name	Damietta LNG (DLNG) SAE
Registered office	Damietta (Egypt)
Country of operation	Egypt
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.00%
Eni's % of the investment	50.00%
GreenStream BV
Disclosure of detailed information about investments
Company name	GreenStream BV
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.00%
Eni's % of the investment	50.00%
Raffineria di Milazzo ScpA
Disclosure of detailed information about investments
Company name	Raffineria di Milazzo ScpA
Registered office	Milazzo (ME) (Italy)
Country of operation	Italy
Business segment	Refining & Marketing
% ownership interest	50.00%
Eni's % of the investment	50.00%
Azule Energy Holdings Ltd
Disclosure of detailed information about investments
Company name	Azule Energy Holdings Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Business segment	Exploration & Production
% ownership interest	50.00%
Eni's % of the investment	50.00%
Cardon IV SA
Disclosure of detailed information about investments
Company name	Cardón IV SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Business segment	Exploration & Production
% ownership interest	50.00%	50.00%
Eni's % of the investment	50.00%	50.00%
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Company name	Mozambique Rovuma Venture SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	35.71%
Eni's % of the investment	35.71%
Saipem SpA
Disclosure of detailed information about investments
Company name	Saipem SpA
Registered office	Milan (Italy)
Country of operation	Italy
Business segment	Corporate and financial companies
% ownership interest	31.19%
Eni's % of the investment	31.20%	31.20%
Vårgrønn AS
Disclosure of detailed information about investments
Company name	Vårgrønn AS
Registered office	Stavanger (Norway)
Country of operation	Norway
Business segment	Plenitude
% ownership interest	65.00%
Eni's % of the investment	65.00%